Investments for account of policyholders (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Investments for Account of Policyholders

	Note	2020	2019
Shares		25,288	25,288

Debt securities		19,885	20,744

Money market and other short-term investments		1,051	1,805

Deposits with financial institutions		4,185	3,278

Unconsolidated investment funds		168,777	170,039

Other		4,520	4,634
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		223,705	225,788

Investments in real estate	23.1	467	586
Total investments for account of policyholders		224,172	226,374

Summary of Investments in Real Estate for Account of Policyholders

	2020	2019
At January 1	586	612

Subsequent expenditure capitalized	4	2

Disposals	(56)	(43)

Fair value gains / (losses)	(36)	(18)

Net exchange differences	(31)	34

At December 31	467	586

Summary of investment properties are leased out under operating leases
The investment properties are leased out under operating leases.

	2020	2019	2018
Rental income reported as part of investment income	27	42	47

Direct operating expenses from investment in real estate for account of policyholders	8	6	4